FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Risk management policy
Financial liabilities	R$ 15,929,592	R$ 17,091,843
Liquidity Risk
Risk management policy
Financial liabilities	15,929,592	17,091,843
Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	7,447,100	7,683,153
Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	3,494,958	5,255,034
Liquidity Risk | Contingent consideration
Risk management policy
Financial liabilities	446,144	414,733
Liquidity Risk | Debentures
Risk management policy
Financial liabilities	4,520,739	3,554,307
Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	20,651	184,616
2018/Falling due within one year/Up to 1 year | Liquidity Risk
Risk management policy
Financial liabilities	10,485,780	12,457,937
2018/Falling due within one year/Up to 1 year | Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	7,447,100	7,611,246
2018/Falling due within one year/Up to 1 year | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	1,620,955	2,542,975
2018/Falling due within one year/Up to 1 year | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,412,486	2,120,504
2018/Falling due within one year/Up to 1 year | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	5,239	183,212
2019/From 1 to 2 years | Liquidity Risk
Risk management policy
Financial liabilities	847,249	2,486,807
2019/From 1 to 2 years | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	780,904	1,129,939
2019/From 1 to 2 years | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	66,252	1,355,683
2019/From 1 to 2 years | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	93	1,185
From 2 to 5 years | Liquidity Risk
Risk management policy
Financial liabilities	3,927,412	1,404,486
From 2 to 5 years | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	885,411	1,326,269
From 2 to 5 years | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	3,042,001	78,120
From 2 to 5 years | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities		97
2023 onwards/Over five years | Liquidity Risk
Risk management policy
Financial liabilities	669,151	742,613
2023 onwards/Over five years | Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities		71,907
2023 onwards/Over five years | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	207,688	255,851
2023 onwards/Over five years | Liquidity Risk | Contingent consideration
Risk management policy
Financial liabilities	446,144	414,733
2023 onwards/Over five years | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	R$ 15,319	R$ 122